Third Avenue Funds
Prospectus

March 1, 2019 (as revised April 10, 2019)

	Institutional Class	Investor Class	Z Class
Third Avenue Value Fund	TAVFX	TVFVX	TAVZX
Third Avenue Small-Cap Value Fund	TASCX	TVSVX	TASZX
Third Avenue Real Estate Value Fund	TAREX	TVRVX	TARZX

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Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on Third Avenue’s website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  If you invest directly with a Fund, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for paperless delivery at www.icsdelivery.com/thirdave.  If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request to continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting 800-443-1021 or following instructions included with this disclosure.  Your election to receive reports in paper will apply to all funds held with Third Avenue.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARIES

THIRD AVENUE VALUE FUND

Investment Objective

Third Avenue Value Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Value Fund. Investors transacting in Fund shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Shareholder Fees (fees paid directly from your investment):	Institutional Class	Investor Class	Z Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days of issuance)[1]	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Class	Investor Class	Z Class
Management (Advisory) Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	0.25%	None
Other Expenses	0.27%	0.30%	0.19%
Total Annual Fund Operating Expenses (as a percentage of net assets)	1.17%	1.45%	1.09%
Fee Deferred/Expenses Reimbursed[2]	0.02%	0.05%	0.04%
Net Annual Fund Operating Expenses[2]	1.15%	1.40%	1.05%
1 Through April 30, 2019. Beginning May 1, 2019, Redemption/Exchange Fees will be eliminated for each share class.
2 The Fund’s investment adviser, Third Avenue Management LLC (the “Adviser”) has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.40% and 1.05% of the average daily net assets of the Institutional Class, Investor Class and Z Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the “Expense Limitation Agreement”). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Institutional Class	$117	$370	$642	$1,418
Investor Class	$143	$454	$788	$1,731
Z Class	$107	$343	$598	$1,326

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what Third Avenue Management LLC (the “Adviser”) believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities.  The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk,” that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Focused Investing Risk. Although the Fund is classified as a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Fund from time to time may have an investment portfolio that is considered "non-diversified" by the Act despite its classification as a diversified investment company.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities to decline.

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

Canadian Securities Risk. The Fund may invest in, and/or have exposure to, Canadian Securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada's largest trading partner and foreign investor. Canada's largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy.

Hong Kong Securities Risk. The Fund’s investment in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. As a Special Administrative Region of China, any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

•
Political and Social Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated, under the SinoBritish Joint Declaration it signed in 1984, to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy.

•
Economic Risk. The economy of Hong Kong is closely tied to the economy of China. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy, and China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

High-Yield Risk. The Fund’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year over the past 10 calendar years. The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to a broad measure of market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling (800) 443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 31.32% (quarter ended 6/30/09) and the lowest return for a quarter was (23.62)% (quarter ended 9/30/11).

After-tax returns are shown only for Institutional Class shares.  After-tax returns of the Fund's other share classes will vary from those of the Institutional Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Because Z Class shares did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented for Z Class shares.  As a proxy for Z Class share returns, see Institutional Class below.  Z Class shares would have had substantially similar returns as Institutional Class shares because the share classes are invested in the same portfolio of securities, and the returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Total Returns For the periods ending 12/31/18	Inception Date	One Year	Five Years	Ten Years	Since Inception
Institutional Class Before Taxes	11/1/90	(20.83)%	(0.31)%	6.89%	9.76%
After Taxes on Distributions		(22.78)%	(2.20)%	5.50%	8.42%
After Taxes on Distributions and Sale of Fund Shares		(10.42)%	(0.07)%	5.57%	8.24%
Investor Class Before Taxes	12/31/09	(21.03)%	(0.56)%	—	3.13%
MSCI World Index (reflects no deductions for fees, expenses, or taxes)		(8.20)%	5.14%	10.29%	7.54% (Institutional) 8.21% (Investor)

Portfolio Management

Investment Adviser

Third Avenue Management LLC

Portfolio Managers

Matthew Fine, CFA, Portfolio Manager since September 2017.

Michael Fineman, CFA, CFP®, Portfolio Manager since September 2017.

Purchase and Sale of Fund Shares

The minimum initial investment for the Investor Class of the Fund is $2,500, the minimum initial investment for the Institutional Class is $100,000 and the minimum initial investment for Z Class is $1,000,000 for a regular account and $50,000 for an IRA. Additional investments for any class must be at least $1,000 for a regular account and $200 for an IRA, unless you use the Fund’s Automatic Investment Plan, in which case the monthly minimum for additional investments is $200.  Broker-dealers or other financial intermediaries may impose higher initial or additional amounts for investment than those established by the Fund.

In general, you can buy or sell shares of the Fund by mail or telephone each day the New York Stock Exchange is open for trading. You may sell shares by making a redemption request of the Fund in writing or, if so elected on your account application, by telephone or Internet. The Fund’s shares can be purchased either directly from the Fund, or through certain broker-dealers or financial intermediaries, so long as they have a selling agreement with the Fund’s distributor. Purchase and sale transactions made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or other financial intermediary. Investors transacting in the Fund’s shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Dividends, Capital Gains and Taxes

The Fund’s distributions may be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Potential Conflicts of Interest – Financial Intermediary Compensation (Institutional and Investor Class only)

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor may pay the intermediary for making shares of the Fund available on its platforms and other shareholder services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THIRD AVENUE SMALL-CAP VALUE FUND

Investment Objective

Third Avenue Small-Cap Value Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Small-Cap Value Fund. Investors transacting in Fund shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Shareholder Fees (fees paid directly from your investment):	Institutional Class	Investor Class	Z Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days of issuance)[1]	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Class	Investor Class	Z Class
Management (Advisory) Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	0.25%	None
Other Expenses	0.35%	0.38%	0.30%
Total Annual Fund Operating Expenses (as a percentage of net assets)	1.25%	1.53%	1.20%
Fee Deferred/Expenses Reimbursed[2]	0.10%	0.13%	0.15%
Net Annual Fund Operating Expenses[2]	1.15%	1.40%	1.05%
1  Through April 30, 2019. Beginning May 1, 2019, Redemption/Exchange Fees will be eliminated for each share class.
2  The Fund’s investment adviser, Third Avenue Management LLC (the “Adviser”) has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.40% and 1.05% of the average daily net assets of the Institutional Class, Investor Class and Z Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the “Expense Limitation Agreement”). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Small-Cap Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Institutional Class	$117	$386	$676	$1,502
Investor Class	$143	$471	$823	$1,814
Z Class	$107	$366	$645	$1,441

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities.  Under normal circumstances, the Fund expects to invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quarter-end data of the indexes). As of December 31, 2018, the top range of capitalization was $6.3 billion for the Russell 2000 Index and $4.2 billion for the S&P Small Cap 600 Index. The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk,” that may be in default and may have any or no credit rating) that the Adviser believes are undervalued. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Small-Cap Risk. The Fund invests in smaller companies, whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Focused Investing Risk. Although the Fund is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Fund from time to time may have an investment portfolio that is considered "non-diversified" by the Act despite its classification as a diversified investment company.

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities to decline.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

High-Yield Risk. The Fund’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Small-Cap Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year over the past 10 calendar years. The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to a broad measure of market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling (800) 443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 23.29% (quarter ended 6/30/09) and the lowest return for a quarter was (17.27)% (quarter ended 12/31/18).

After-tax returns are shown only for Institutional Class shares.  After-tax returns of the Fund's other share classes will vary from those of the Institutional Class.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Because Z Class shares did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented for Z Class shares.  As a proxy for Z Class share returns, see Institutional Class below. Z Class shares would have had substantially similar returns as Institutional Class shares because the share classes are invested in the same portfolio of securities, and the returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Total Returns For the periods ending 12/31/18	Inception Date	One Year	Five Years	Ten Years	Since Inception
Institutional Class Before Taxes	4/1/97	(12.37)%	3.12%	9.50%	7.91%
After Taxes on Distributions		(14.73)%	(0.07)%	7.52%	6.61%
After Taxes on Distributions and Sale of Fund Shares		(5.66)%	2.28%	7.72%	6.62%
Investor Class Before Taxes	12/31/09	(12.58)%	2.87%	—	7.63%
Russell 2000 Value Index (reflects no deductions for fees, expenses, or taxes)		(12.86)%	3.61%	10.40%	8.61% (Institutional) 9.32% (Investor)

Portfolio Management

Investment Adviser

Third Avenue Management LLC

Portfolio Managers

Victor Cunningham, CFA, Portfolio Manager since September 2017.

Purchase and Sale of Fund Shares

The minimum initial investment for the Investor Class of the Fund is $2,500, the minimum initial investment for the Institutional Class is $100,000 and the minimum initial investment for Z Class is $1,000,000 for a regular account and $50,000 for an IRA. Additional investments for any class must be at least $1,000 for a regular account and $200 for an IRA, unless you use the Fund’s Automatic Investment Plan, in which case the monthly minimum for additional investments is $200.  Broker-dealers or other financial intermediaries may impose higher initial or additional amounts for investment than those established by the Fund.

In general, you can buy or sell shares of the Fund by mail or telephone each day the New York Stock Exchange is open for trading. You may sell shares by making a redemption request of the Fund in writing or, if so elected on your account application, by telephone or Internet. The Fund’s shares can be purchased either directly from the Fund, or through certain broker-dealers or financial intermediaries, so long as they have a selling agreement with the Fund’s distributor. Purchase and sale transactions made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or other financial intermediary. Investors transacting in the Fund’s shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Dividends, Capital Gains and Taxes

The Fund’s distributions may be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Potential Conflicts of Interest – Financial Intermediary Compensation (Institutional and Investor Class only)

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor may pay the intermediary for making shares of the Fund available on its platforms and other shareholder services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

THIRD AVENUE REAL ESTATE VALUE FUND

Investment Objective

Third Avenue Real Estate Value Fund seeks long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you pay if you buy and hold shares of Third Avenue Real Estate Value Fund. Investors transacting in Fund shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Shareholder Fees (fees paid directly from your investment):	Institutional Class	Investor Class	Z Class
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed within 60 days of issuance)[1]	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):	Institutional Class	Investor Class	Z Class
Management (Advisory) Fee	0.90%	0.90%	0.90%
Distribution (12b-1) Fees	None	0.25%	None
Other Expenses	0.22%	0.26%	0.13%
Total Annual Fund Operating Expenses (as a percentage of net assets)	1.12%	1.41%	1.03%
Fee Deferred/Expenses Reimbursed[2]	None	0.01%	None
Net Annual Fund Operating Expenses[2]	1.12%	1.40%	1.03%
1 Through April 30, 2019. Beginning May 1, 2019, Redemption/Exchange Fees will be eliminated for each share class.
2 The Fund’s investment adviser, Third Avenue Management LLC (the “Adviser”) has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.15%, 1.40% and 1.05% of the average daily net assets of the Institutional Class, Investor Class and Z Class, respectively, subject to later reimbursement by the respective classes in certain circumstances (the “Expense Limitation Agreement”). In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Fund fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture.

Example

The following example is intended to help you compare the cost of investing in Third Avenue Real Estate Value Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Institutional Class	$114	$356	$617	$1,363
Investor Class	$143	$446	$771	$1,690
Z Class	$105	$328	$569	$1,260

The Example reflects the impact of the Expense Limitation Agreement in year one only. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities.  The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate and real estate- related companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities, often referred to as “junk,” that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate or real estate-related companies that the Adviser believes have above-average yield potential. The Fund also invests in both domestic and foreign securities.

Principal Investment Risks

Market Risk. Prices of securities (and stocks in particular) have historically fluctuated. The value of the Fund will similarly fluctuate and you could lose money.

Real Estate Risk. In addition to general market conditions, the value of the Fund will be affected by the strength of the real estate markets.

Factors that could affect the value of the Fund’s holdings include the following: overbuilding and increased competition; increases in property taxes and operating expenses; declines in the value of real estate; lack of availability of equity and debt financing to refinance maturing debt; vacancies due to economic conditions and tenant bankruptcies; losses due to costs resulting from environmental contamination and its related clean-up; changes in interest rates impacting property values, borrowing costs, and real estate security prices; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; and functional obsolescence and appeal of properties to tenants.

REIT and Real Estate-Related Investment Risk. To the extent that the Fund invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. To the extent the Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through the Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in areas of the real estate sector that appear to be temporarily depressed. The prices of securities in this sector may tend to go down more than those of companies in other industries. Since the Fund is not limited to investing in stocks, the Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Fund’s disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can adversely impact Fund performance in certain market conditions and may make it more difficult for the Fund to achieve its investment objective.

Focused Investing Risk. Although the Fund is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that the Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Fund from time to time may have an investment portfolio that is considered "non-diversified" by the Act despite its classification as a diversified investment company.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction than those of U.S. securities. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging markets countries can be more volatile than more developed markets may be.

Hong Kong Securities Risk. The Fund’s investment in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. As a Special Administrative Region of China, any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

•
Political and Social Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated, under the SinoBritish Joint Declaration it signed in 1984, to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy.

•
Economic Risk. The economy of Hong Kong is closely tied to the economy of China. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy, and China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources

United Kingdom Securities Risk.  Investment in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy.

Currency Risk. The Fund’s investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Fund may determine not to hedge its foreign currency risk, the U.S. Dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Fund’s foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Small- and Mid-Cap Risk. The Fund may invest from time to time in smaller and mid-size companies whose securities tend to be more volatile and less liquid than securities of larger companies. This can adversely affect the prices at which the Fund can purchase and sell these securities and, thus, the value of the Fund’s shares.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments and the Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. Economic and other developments can adversely affect debt securities markets.

High-Yield Risk. The Fund’s investments in high-yield debt securities (commonly known as “junk bonds”) may expose the Fund to greater risks than if the Fund only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. Issuers of high-yield securities are not as strong financially as issuers of securities with higher credit ratings, so the securities are usually considered speculative investments.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Commodities Risk. Prices of commodities such as timber and oil have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies holding real estate affected by those industries to decline.

Performance

The following bar chart and table provide an indication of the risks of investing in Third Avenue Real Estate Value Fund. The bar chart shows changes in the performance of the Fund’s Institutional Class shares from year to year over the past 10 calendar years. The table compares the average annual total returns of the Fund’s Institutional Class and Investor Class shares to a broad measure of market performance. All returns assume reinvestment of dividends and distributions. As with all mutual funds, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.thirdave.com or by calling (800) 443-1021.

During the period shown in the above bar chart, the highest return for a quarter was 36.39% (quarter ended 6/30/09) and the lowest return for a quarter was (20.97)% (quarter ended 9/30/11).

After-tax returns are shown only for Institutional Class shares.  After-tax returns of the Fund's other share classes will vary from those of the Institutional Class. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Because Z Class shares did not have a full calendar year of performance prior to the date of this Prospectus, no performance returns are presented for Z Class shares.  As a proxy for Z Class share returns, see returns for Institutional Class below. Z Class shares would have had substantially similar returns as Institutional Class shares because the share classes are invested in the same portfolio of securities, and the returns would have differed only to the extent that the classes do not have the same expenses.

Average Annual Total Returns For the periods ending 12/31/18	Inception Date	One Year	Five Years	Ten Years	Since Inception
Institutional Class Before Taxes	9/17/98	(19.91)%	2.45%	9.86%	9.41%
After Taxes on Distributions		(21.82)%	1.11%	8.70%	8.22%
After Taxes on Distributions and Sale of Fund Shares		(10.46)%	1.89%	8.02%	7.87%
Investor Class Before Taxes	12/31/09	(20.14)%	2.19%	—	6.80%
FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses, or taxes)		(4.74)%	5.26%	10.53%	9.20% (Institutional) 7.81% (Investor)

Portfolio Management

Investment Adviser

Third Avenue Management LLC

Portfolio Managers

Jason Wolf, CFA, Portfolio Manager since 2010.

Ryan Dobratz, CFA, Portfolio Manager since 2013.

Purchase and Sale of Fund Shares

The minimum initial investment for the Investor Class of the Fund is $2,500, the minimum initial investment for the Institutional Class is $100,000 and the minimum initial investment for Z Class is $1,000,000 for a regular account and $50,000 for an IRA. Additional investments for any class must be at least $1,000 for a regular account and $200 for an IRA, unless you use the Fund’s Automatic Investment Plan, in which case the monthly minimum for additional investments is $200.  Broker-dealers or other financial intermediaries may impose higher initial or additional amounts for investment than those established by the Fund.

In general, you can buy or sell shares of the Fund by mail or telephone each day the New York Stock Exchange is open for trading. You may sell shares by making a redemption request of the Fund in writing or, if so elected on your account application, by telephone or Internet. The Fund’s shares can be purchased either directly from the Fund, or through certain broker-dealers or financial intermediaries, so long as they have a selling agreement with the Fund’s distributor. Purchase and sale transactions made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or other financial intermediary. Investors transacting in the Fund’s shares through a financial intermediary acting as a broker in an agency capacity may be required to pay a commission directly to the broker.

Dividends, Capital Gains and Taxes

The Fund’s distributions may be taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged account.

Potential Conflicts of Interest – Financial Intermediary Compensation (Institutional and Investor Class only)

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund, the Adviser and the Fund’s distributor may pay the intermediary for making shares of the Fund available on its platforms and other shareholder services. These payments may create a conflict of interest by influencing the broker- dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ABOUT THE FUNDS

Investment Philosophy of Third Avenue Funds

Third Avenue Funds (each a “Fund”, and collectively, the “Funds”) adhere to a strict value discipline in selecting securities and other instruments. This means seeking investments whose market prices are low in relation to what the Funds’ Adviser, Third Avenue Management LLC (the “Adviser” or “Third Avenue”), believes is their intrinsic value and/or whose total return potential is considered by the Adviser to be high. The Funds’ Adviser believes this both lowers investment risk and increases capital appreciation and total return potential. The Funds identify investment opportunities through intensive research of individual companies and, generally, do not focus solely on stock market conditions and other macro factors. For these reasons, the Funds may seek investments in the equity securities, debt and/or other instruments of companies, as appropriate for each Fund, in industries that are believed to be temporarily depressed. The Funds may also invest in high-yield or distressed securities.

The Funds follow a strategy of long-term investing. The Funds will generally sell an investment when there has been a fundamental change in the business or capital structure of the company which significantly affects the investment’s inherent value or when the Adviser believes that the market value of an investment is overpriced relative to its intrinsic value.

When the Funds’ Adviser believes that a temporary defensive posture is appropriate, or there appears to be a lack of suitable opportunities that meet a Fund’s investment criteria, a Fund may hold all or a portion of its assets in short-term or other sovereign instruments, cash or cash equivalents. This does not constitute a change in a Fund’s investment objective, but could prevent or delay a Fund from achieving its objective. There is no guarantee that a Fund will meet its investment objective.

The Adviser’s Risk Committee (the “Committee”) recommends certain position limitation guidelines for the Funds. The guidelines supplement limits imposed by regulatory agencies and the Prospectus. The guidelines are not meant to impose rigid limitations and from time to time the Committee fully expects exceptions to occur. However, exceptions may only occur with prior approval from the Committee. These guidelines serve to provide enhanced oversight of more concentrated positions.

Who May Want to Invest

The Funds may be appropriate for investors seeking long-term capital appreciation. The Funds are not appropriate for short-term investors or those primarily seeking current income or for those investors who cannot withstand the risk of loss.

Investment Strategies

Third Avenue Value Fund

The Fund seeks to achieve its objective mainly by acquiring common stocks of well-financed companies (meaning companies with high quality assets and conservative levels of liabilities) at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund may invest in companies of any market capitalization and across all industries. The Fund may also acquire senior securities, such as convertible securities, preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk,” that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security, and (2) above- average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The mix of the Fund’s investments at any time will depend on the industries and types of securities the Adviser believes hold the most value within the Fund’s investment strategy. The Fund may invest in certain derivative instruments primarily to hedge against foreign currency risk and, at certain times, market, industry or geographic risk. The Fund also invests in both domestic and foreign securities.

Third Avenue Small-Cap Value Fund

The Fund seeks to achieve its objective by acquiring equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) small companies at a discount to what the Adviser believes is their intrinsic value. Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of companies that are considered small. The Fund considers a “small company” to be one whose market capitalization is between $50 million and the top range of capitalizations of companies in the Russell 2000 Index or the S&P Small Cap 600 Index at the time a new position is established (based on prior quarter-end data for the indexes). As of December 31, 2018, the top range of capitalization was $6.3 billion for the Russell 2000 Index and $4.2 billion for the S&P Small Cap 600 Index. The Fund may also acquire senior securities of small companies, such as preferred stocks and debt instruments (including high-yield and distressed securities, often referred to as “junk,” that may be in default and may have any or no credit rating), that the Adviser believes are undervalued. Acquisitions of these senior securities and debt instruments will generally be limited to those providing: (1) protection against the issuer taking certain actions which could reduce the value of the security, and (2) above-average current yields, yields to events (e.g., acquisitions and recapitalizations), or yields to maturity. The Fund may invest in certain derivative instruments primarily to hedge against foreign currency risk and, at certain times, market, industry or geographic risk. Subject to the 80% limitation described above, the Fund may continue to hold or buy additional stock in a company subsequently valued outside this range if the stock remains attractive, although any additional purchases will not be included in the 80% measurement. The Fund also invests in both domestic and foreign securities.

Third Avenue Real Estate Value Fund

The Fund seeks to achieve its objective primarily by investing in equity securities, including common stocks and convertible securities, of well-financed (meaning companies with high quality assets and conservative levels of liabilities) real estate and real estate-related companies, or in companies which own significant real estate assets or derive a significant portion of gross revenues or net profits from real estate-related companies at the time of investment (“real estate companies”). Adhering to this strict value discipline, the Fund generally seeks to construct a focused portfolio of high conviction opportunities. The Fund seeks to acquire these securities at a discount to what the Adviser believes is their intrinsic value. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in securities of real estate companies. The Fund may invest in companies of any market capitalization. The Fund may also acquire senior securities, such as preferred stocks and debt instruments (including high-yield, distressed and mortgage-backed securities that may be in default and may have any or no credit rating) of real estate companies or loans secured by real estate that the Adviser believes have above-average yield potential.

•
A company is considered to be a real estate company if at least 50% of its gross revenues or net profits at the time of investment come from (a) construction, ownership, management, operation, financing, refinancing, sales, leasing, development or rehabilitation of real estate; or (b) extraction of timber or minerals from real estate.

•
A company is considered to be a real estate-related company if at least 50% of its gross revenues or net profits at the time of investment are derived from providing goods (e.g., building materials and/or supplies) or services (e.g., consulting, property management, brokerage, leasing, appraisals or insurance) to the real estate industry.

•
A company is considered to own significant real estate assets if at least 50% of the fair market value of its assets at the time of investment is attributable to one or more of the following: (a) real estate owned or leased by the company as lessor or as lessee; (b) timber or minerals from such real estate; or (c) the discounted value of the stream of fees or revenues to be derived from the management or operation of real estate or the rights to extract timber or minerals from real estate.

Examples of companies that might qualify under one of these categories include, but are not limited to:

•	real estate operating companies;

•	real estate investment trusts (REITs);

•	homebuilders;

•	companies engaged in the construction, distribution, sale and financing of manufactured housing;

•	hotel and hotel management companies;

•	real estate brokerage companies and/or management companies;

•	financial institutions that make or service mortgage loans;

•	manufacturers, distributors or retailers of construction materials and/or building supplies;

•	mortgage or title insurance companies;

•	lumber, paper, forest product, timber, mining and oil companies;

•	companies with significant real estate holdings such as supermarkets, restaurant chains and retail chains; and

•	special purpose vehicles used to structure or restructure real estate financings, securitizations or mortgages.

The Fund may invest in certain derivative instruments primarily to hedge against foreign currency risk and, at certain times, market, industry or geographic risk. The Fund also invests in both domestic and foreign securities.

Investment Risks

Canadian Securities Risk. The Funds may invest in, and/or have exposure to, Canadian Securities. The Canadian economy may be significantly affected by the U.S. economy because the U.S. is Canada's largest trading partner and foreign investor. Canada's largest exports are its natural resources, so the Canadian economy is dependent on the demand for, and supply and price of, natural resources, and any market developments that reduce the price of such goods could disproportionately affect the Canadian economy. Any downturn in U.S. economic activity is likely to have an adverse impact on the Canadian economy. The Canadian economy is also dependent upon external trade with other key trading partners, including China and the European Union. In addition, Canada is a large supplier of natural resources (e.g., oil, natural gas and agricultural products). As a result, the Canadian economy is sensitive to fluctuations in certain commodity prices.

Commodities Risk. Prices of commodities, such as timber and oil, have historically been very volatile. Reductions in commodity prices will likely cause the prices of the securities of companies associated with the production of those commodities or holding real estate affected by those industries to decline.

Currency Risk. The Funds’ investments are usually denominated in or tied to the currencies of the countries in which they are primarily traded. Because the Funds may determine not to hedge their foreign currency risk, the U.S. Dollar value of the Funds’ investments may be harmed by declines in the value of foreign currencies in relation to the U.S. Dollar. This may occur even if the value of the investment in the currency’s home country has not declined.

Currency Hedging Risk. The Adviser may seek to hedge all or a portion of the Funds’ foreign currency risk. However, the Adviser cannot guarantee that it will be practical to hedge these risks in certain markets or conditions or that any efforts to do so will be successful.

Debt Securities Risk. The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are at or near historic lows in the United States and in other countries. During periods of reduced market liquidity, a Fund may not be able to readily sell debt securities at prices at or near their perceived value. If a Fund needed to sell large blocks of debt securities to meet shareholder redemption requests or to raise cash, those sales could further reduce the prices of such securities.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect debt securities and, accordingly, will cause the value of a Fund’s investments in these securities to decline. When interest rates fall, the values of already-issued securities generally rise, although investments in new securities may be at lower yields. The prices of high-yield debt securities (“junk bonds”), unlike investment grade securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The rates on floating debt instruments adjust periodically with changes in market interest rates. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate loans and other floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Economic and other developments can adversely affect debt securities markets.

Focused Investing Risk. Although each Fund is a diversified investment company under the Investment Company Act of 1940 (the “Act”), the Fund’s investments will normally be more focused than its peers and may emphasize investments in some issuers, industries, sectors or geographic regions more than others.  To the extent that a Fund increases the relative emphasis of its investments in a particular issuer, industry, sector or geographic region, its share values may fluctuate in response to events affecting such issuer, industry, sector or geographic region. The Fund does not lose its status as a diversified investment company because of any subsequent discrepancy between the value of its various investments and the diversification requirements of the Act, so long as any such discrepancy existing immediately after the Fund's acquisition of any security or other property is neither wholly nor partly the result of such acquisition.  Therefore, the Fund from time to time may have an investment portfolio that is considered "non-diversified" by the Act despite its classification as a diversified investment company.

Foreign Securities and Emerging Markets Risk. Foreign securities from a particular country or region may be subject to currency fluctuations and controls, or adverse political, social, economic or other developments that are unique to that particular country or region. Therefore, the prices of foreign securities in particular countries or regions may, at times, move in a different direction from those of U.S. securities. From time to time, foreign capital markets may exhibit more volatility than those in the U.S., and the securities markets of emerging market countries can be extremely volatile.

Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries, and, as a result, the securities markets of emerging market countries can be more volatile than more developed markets may be.

High-Yield and Distressed Risk. The Funds’ investments in high-yield debt securities (commonly known as “junk bonds”) and distressed securities may expose the Funds to greater risks than if the Funds only owned higher-grade securities. The value of high-yield, lower quality securities is affected by the creditworthiness of the issuers of the securities and by general economic and specific industry conditions. The prices of high yield securities can fall in response to negative news about the issuer or its industry, or the economy in general to a greater extent than those of higher rated securities.

Issuers of high-yield securities are not as strong financially as those with higher credit ratings, so the securities are usually considered speculative investments. These issuers are more vulnerable to financial setbacks and recession than are more creditworthy issuers, which may impair their ability to make interest and principal payments. The Funds may also invest in distressed securities, which the Adviser considers to be issued by companies that are, or might be, involved in reorganizations or financial restructurings, either out of court or in bankruptcy. The Funds’ investments in distressed securities typically may involve the purchase of high-yield bonds, bank debt or other indebtedness of such companies.

Hong Kong Securities Risk. A Fund’s investment in Hong Kong issuers may subject the Fund to legal, regulatory, political, currency, security, and economic risk specific to Hong Kong. As a Special Administrative Region of China, any changes in the Chinese economy, trade regulations or currency exchange rates may have an adverse impact on Hong Kong’s economy.

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Political and Social Risk. Hong Kong reverted to Chinese sovereignty on July 1, 1997 as a Special Administrative Region of the People’s Republic of China under the principle of “one country, two systems.” Although China is obligated, under the SinoBritish Joint Declaration it signed in 1984, to maintain the current capitalist economic and social system of Hong Kong through June 30, 2047, the continuation of economic and social freedoms enjoyed in Hong Kong is dependent on the government of China. Any attempt by China to tighten its control over Hong Kong’s political, economic or social policies may result in an adverse effect on Hong Kong’s economy.

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Economic Risk. The economy of Hong Kong is closely tied to the economy of China. The Chinese economy has grown rapidly during the past several years and there is no assurance that this growth rate will be maintained. China may experience substantial rates of inflation or economic recessions, causing a negative effect on the economy and securities market. Delays in enterprise restructuring, slow development of well-functioning financial markets and widespread corruption have also hindered performance of the Chinese economy, and China continues to receive substantial pressure from trading partners to liberalize official currency exchange rates. Additionally, any fluctuation or shortage in the commodity markets could have a negative impact on the Hong Kong economy, which has few natural resources.

Insolvency and Bankruptcy Risk. The Funds’ investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. Typically such workout or bankruptcy proceedings result in only partial recovery of cash payments or an exchange of the defaulted obligation for other debt or equity securities of the issuer or its affiliates, which may in turn be illiquid or speculative. There is even a potential risk of loss by the Funds of their entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. Many factors of the bankruptcy process, including court decisions, the size and priority of other claims, and the duration and costs of the bankruptcy process, are beyond the control of the Funds and can adversely affect the Funds’ return on investment. For example, a court could invalidate or subordinate a debt obligation of, or reclaim amounts paid by a debtor to, the Funds. To the extent that any such payments are recaptured from the Funds the resulting loss will be borne by the Funds and their investors. The Adviser, on behalf of the Funds, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Funds, and such participation may subject the Funds to additional duties, liabilities and trading restrictions in a particular investment.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Funds may not be able to sell these investments at the best prices or at the value the Funds place on them. In such a market, the value of such investments and a Fund’s share price may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high-yield debt securities (“junk bonds”) may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than U.S. securities.

Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Investments in private debt instruments, restricted securities, and securities having substantial market and/or credit risk may involve greater liquidity risk. An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of a Fund’s shares, could cause the Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Fund’s share price and increase the Fund’s liquidity risk, Fund expenses and/or taxable distributions.

Market Risk. Prices of securities have historically fluctuated. The market value of a security may decline due to general market conditions that are not related to the particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. A security’s market value also may decline because of factors that affect the particular company, such as management performance, financial leverage, and reduced demand for the company’s products or services, or factors that affect the company’s industry, such as labor shortages or increased production costs and competitive conditions within an industry. The value of the Funds will similarly fluctuate and you could lose money.

Real Estate Risk. In addition to general market conditions, the value of the Funds investing in real-estate related securities (particularly the Third Avenue Real Estate Value Fund, which focuses its investments in real estate) will be affected by the strength of the real estate markets. Factors that could affect the value of the Funds’ holdings include the following:

•	overbuilding and increased competition;

•	increases in property taxes and operating expenses;

•	declines in the value of real estate;

•	lack of availability of equity and debt financing to refinance maturing debt;

•	vacancies due to economic conditions and tenant bankruptcies;

•	losses due to costs resulting from environmental contamination and its related clean-up;

•	changes in interest rates impacting property values, borrowing costs, and real estate security prices;

•	changes in zoning laws;

•	casualty or condemnation losses;

•	variations in rental income;

•	changes in neighborhood values; and

•	functional obsolescence and appeal of properties to tenants.

REIT and Real Estate-Related Investment Risk. To the extent that a Fund invests in real estate-related investments, such as securities of real estate-related companies, real estate investment trusts (REITs), real estate operating companies (REOCs) and related instruments and derivatives, it will be subject to the risks associated with owning real estate and with the real estate industry generally. These include difficulties in valuing and disposing of real estate, the possibility of declines in the value of real estate, risks related to general and local economic conditions, the possibility of adverse changes in the climate for real estate, environmental liability risks, the risk of increases in property taxes and operating expenses, possible adverse changes in zoning laws, the risk of casualty or condemnation losses, limitations on rents, the possibility of adverse changes in interest rates and in the credit markets and the possibility of borrowers paying off mortgages sooner than expected, which may lead to reinvestment of assets at lower prevailing interest rates. The value of investments in the real estate sector also may be affected by macroeconomic developments, and social and economic trends. To the extent a Fund invests in REITs, it will also be subject to the risk that a REIT will default on its obligations or go bankrupt. By investing in REITs indirectly through a Fund, a shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of such REITs.

Small- and Mid-Cap Risk. The Funds may invest from time to time in smaller and mid-size companies (and the Third Avenue Small-Cap Value Fund focuses its investments in smaller companies) whose securities tend to be more volatile and less liquid than those of larger companies. This can adversely affect the prices at which the Funds can purchase and sell these securities, and thus the value of the Funds’ shares.

Style Risk. Value securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the securities’ intrinsic value or the expected value was misgauged. The Adviser may identify opportunities in industries that appear to be temporarily depressed. The prices of securities in these industries may tend to go down more than those of companies in other industries. Since the Funds are not limited to investing in stocks, a Fund may own significant non-equity instruments in a rising stock market, thereby producing smaller gains than a fund invested solely in stocks. Because of the Funds’ disciplined and deliberate investing approach, there may be times when a Fund will have a significant cash position. A substantial cash position can adversely impact a Fund’s performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

United Kingdom Securities Risk.  Investment in United Kingdom issuers may subject the Fund to regulatory, political, currency, security, and economic risks specific to the United Kingdom. The United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries. A prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy. In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests may cause uncertainty in the United Kingdom’s financial markets and adversely affect the performance of the issuers to which the Fund has exposure. On June 23, 2016, the United Kingdom voted via referendum to leave the European Union (the "EU"), which immediately led to significant market volatility around the world, as well as political, economic, and legal uncertainty. On March 29, 2017, the United Kingdom formally notified the European Council of its intention to withdraw, and it is expected that the United Kingdom’s exit from the EU will take place within two years thereafter. However, there is still considerable uncertainty relating to the potential consequences of the exit, how the negotiations for the withdrawal and new trade agreements will be conducted, and whether the United Kingdom’s exit will increase the likelihood of other countries also departing the EU. During this period of uncertainty, the negative impact on not only the United Kingdom and European economies, but also the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties.

The Investment Adviser and Distributor

Third Avenue Management LLC, 622 Third Avenue, New York, NY 10017, is the investment adviser for each of the Funds. The Adviser manages each Fund’s investments, provides various administrative services and supervises the Funds’ daily business affairs, subject to the oversight of the Board of Trustees of Third Avenue Trust (the “Trust”), of which the Funds are series. The Adviser provides investment advisory services to one other open-end U.S. mutual fund with assets of approximately $62 million as of December 31, 2018. The Adviser or its predecessor has been an investment adviser for mutual funds since its organization in 1986. Foreside Fund Services, LLC (the “Distributor”) serves as distributor of the Funds. The Distributor is not affiliated with the Adviser or Affiliated Managers Group Inc., which owns an indirect majority equity interest in the Adviser. The Distributor receives no compensation from the Funds, although the Adviser pays the Distributor a fee for certain distribution-related services.

Advisory Fees

Third Avenue Real Estate Value Fund paid the Adviser a fee equal to 0.90% of its average daily net assets for the fiscal year ended October 31, 2018. Third Avenue Value Fund paid the Adviser a fee equal to 0.90% of its average daily net assets (effective rate of 0.88% after fee deferral) for the fiscal year ended October 31, 2018. Third Avenue Small-Cap Value Fund paid the Adviser a fee equal to 0.90% of its average daily net assets (effective rate of 0.80% after fee deferral) for the fiscal year ended October 31, 2018. The Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2018 contains a discussion of the basis of the Board of Trustees’ determination to continue these investment advisory arrangements.

The Adviser has contractually agreed, for a period of one year from the date of this Prospectus, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit Net Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items). As it pertains to the Third Avenue Value Fund, Third Avenue Small-Cap Value Fund and Third Avenue Real Estate Value Fund, Net Annual Fund Operating Expenses were capped at 1.15%, 1.40% and 1.05% of the average daily net assets of the Institutional Class, Investor Class and Z Class, respectively. All Funds are subject to later reimbursement by the respective classes in certain circumstances. In general, for a period of up to 36 months from the time of any deferral, reimbursement, or payment pursuant to the above-described contractual expense limitations, the Adviser may recover from each class of the Funds fees deferred and expenses paid to the extent that such repayment would not cause the Net Annual Fund Operating Expenses of each class to exceed the contractual expense limitation amounts set forth above, but any repayment will not include interest. The Adviser’s recovery is limited to the lesser of the expense limitation at the time of the waiver and the time of recapture.

Portfolio Managers

The Statement of Additional Information (“SAI”) provides additional information about the portfolio managers’ compensation, additional accounts that they manage, and ownership of shares in the Fund(s) they manage. Each of the portfolio managers are also supported by Third Avenue’s securities analysts.

MANAGEMENT OF THE FUNDS

Victor Cunningham, CFA

Mr. Cunningham is the Portfolio Manager of the Third Avenue Small-Cap Value Fund. Prior to rejoining Third Avenue in 2017, Mr. Cunningham was a portfolio manager with Third Avenue from 2013 to 2016. He initially joined Third Avenue in 2012.

From 2005 to 2011, Mr. Cunningham was founder and owner of Lucid Asset Management, where he spent six years running his own long-only value fund catering to high net worth individuals and institutions. Prior to forming Lucid, Mr. Cunningham spent five years as the Research Director at Olstein Funds.

Mr. Cunningham holds an M.B.A. in Finance from the University of Notre Dame and a B.S. in Accounting from Fairfield University. He is a Chartered Financial Analyst (“CFA”) Charterholder and an (inactive) Certified Public Accountant and is a member of the New York Society of Security Analysts.

Jason Wolf, CFA

Mr. Wolf has been a Portfolio Manager of the Third Avenue Real Estate Value Fund since September 2010 and has been involved with the Fund since he joined Third Avenue in 2004. Mr. Wolf also co-manages the Third Avenue Real Estate Opportunities Fund and the Third Avenue Real Estate Value Fund UCITS. Mr. Wolf also serves as a member of Third Avenue’s Management Committee. Previously, Mr. Wolf was an analyst of U.S. real estate equity securities for European Investors Inc. and U.S. debt securities with Moody’s. Before joining Moody’s he worked in direct real estate investment and management at Viceroy Investments and Trammel Crow Realty Advisors in Dallas.

Mr. Wolf has a B.B.A. in Finance and Real Estate from Southern Methodist University. He is a CFA Charterholder and is a member of the New York Society of Security Analysts.

Ryan Dobratz, CFA

Mr. Dobratz has been a Portfolio Manager of the Third Avenue Real Estate Value Fund since 2013. He has been involved with the Fund since he joined Third Avenue in 2006 and also co-manages the Third Avenue Real Estate Opportunities Fund and the Third Avenue Real Estate Value Fund UCITS and serves as a member of Third Avenue’s Management Committee. Previously, Mr. Dobratz was a research analyst at Morningstar where he was the primary analyst on several North American real estate investment trusts, real estate holding companies and homebuilders.

Mr. Dobratz holds an M.B.A. with distinction and a B.S. with honors in Business Administration from the University of Missouri. He also studied at the Imperial College of Science and Technology in London, England. He is a CFA Charterholder and is a member of the New York Society of Security Analysts.

Matthew Fine, CFA

Mr. Fine is a Portfolio Manager of the Third Avenue Value Fund and was the Portfolio Manager of the Third Avenue International Value Fund prior to its reorganization into the Third Avenue Value Fund.  Mr. Fine also serves as a member of Third Avenue’s Management Committee.

Mr. Fine joined Third Avenue in 2000 and began working with Third Avenue’s international team in an effort to identify investment opportunities in the wake of the Argentine crisis of 2001. Mr. Fine has extensive global investment experience across developed and developing markets throughout North America, Latin America, Europe and Asia.

Mr. Fine joined Third Avenue’s research and portfolio management team as a research associate, the first position typically held by Third Avenue’s internally developed talent. He became a senior research analyst in 2008, a principal of the firm in 2009 and lead portfolio manager of the Third Avenue International Value Fund in 2014.

Mr. Fine holds a B.A. in Economics from Hamilton College. He is a CFA Charterholder, a member of the New York Society of Security Analysts and a member of the Board of Trustees of Suffield Academy.

Michael Fineman, CFA, CFP®

Mr. Fineman is a Portfolio Manager of the Third Avenue Value Fund.  Prior to rejoining Third Avenue in 2017, Mr. Fineman spent eight years with Third Avenue as an analyst and Portfolio Manager of the Third Avenue Special Situations Fund, L.P. until his departure in March 2014.  The Special Situations Fund was a private fund focused on equity and credit investment opportunities across the globe.

Mr. Fineman has approximately 29 years of experience investing in equity and debt securities both public and private. Prior to his return to Third Avenue, he was a founding partner of Warren Hall Capital, a private equity and direct lending platform.  Prior to initially joining Third Avenue in 2006, Mr. Fineman was a distressed equity and credit analyst for Sanno Point Capital Management. He had previously worked in the Investment Banking and Restructuring Advisory Services division of Ernst & Young (since acquired by Macquarie Group) where he led corporate restructurings and reorganizations for debtors and creditors. He has ten years’ experience as a sell side research analyst for Goldman Sachs, Alex Brown and Raymond James.

Mr. Fineman has held board positions, including Director of Ideal Standard International and Director of Liberty Tire Recycling. Mr. Fineman has participated on many ad-hoc creditors’ committees, including LandSource Communities, U.S. Shipping, Grant Forest Products, Building Materials Holding Corporation, Home Products International, and Collins and Aikman.

Mr. Fineman has an M.B.A. from Columbia Business School and a B.S. in Business Administration with honors from the University of Delaware. He is a CFA Charterholder, a Certified Financial Planner professional, a member of the New York Society of Security Analysts and holds a certification in Distressed Business Valuation.

SHAREHOLDER GUIDE

HOW TO CHOOSE A SHARE CLASS

Investors can choose from among three classes of shares of a Fund: Investor Class, Institutional Class and Z Class. As described above, the classes differ to the extent they bear certain class specific minimums and expenses. When choosing a share class, it is important to consider your method of investing, directly with a Fund or through certain broker-dealers or other financial intermediaries, the amount you plan to invest and the expenses of each class.

Investor Class

The minimum initial investment for this class is $2,500. The Investor Class shares have no up-front sales charges or deferred sales charges. Your entire purchase price is invested in Fund shares at the net asset value (“NAV”) per share of the Investor Class. Shareholders in the Investor Class shares also pay distribution (12b-1) fees of 0.25%. See “Distribution (12b-1) Fees” in this Prospectus.

Institutional Class

The minimum initial investment for this class is $100,000. Institutional Class shares have no up-front sales charges or deferred sales charges. Your entire purchase price is invested in Fund shares at the NAV per share of the Institutional Class. Shareholders in the Institutional Class shares do not pay any distribution (12b-1) fees. Shareholders in the Fund who owned shares as of December 30, 2009, and who continue to hold shares (“Original Institutional Class Shareholders”), will hold Institutional Class shares regardless of their account size and are entitled to make additional purchases of, and to reinvest dividends and distributions in, Institutional Class shares with respect to their existing accounts in these Funds. Institutional Class shares may be offered without regard to the minimum initial investment requirement to investors purchasing such shares through qualified plans, wrap fee accounts or other fee-based programs.

Z Class

The minimum initial investment for this class is $1,000,000, and $50,000 for IRA accounts. Z Class shares have no up-front sales charges or deferred sales charges. Your entire purchase price is invested in Fund shares at the NAV per share of Z Class. Shareholders in Z Class shares do not pay any distribution (12b-1) or service fees. In addition, the Funds will not make any shareholder servicing, sub-transfer agency or administrative or recordkeeping payments.  Z Class shares may be offered without regard to the minimum initial investment requirement to investors purchasing such shares through qualified plans, wrap fee accounts or other fee-based programs.

Converting from one share Class to another share Class

If the current market value of your account in the Investor Class is at least $100,000, you may elect to convert that account from Investor Class to Institutional Class shares of the same Fund on the basis of relative NAVs. If the current market value of your account in the Institutional or Investor Class is at least $1,000,000 ($50,000 for IRA accounts), you may elect to convert that account from the Investor Class or Institutional Class to Z Class shares of the same Fund on the basis of relative NAVs. Converting between share classes may not be available at certain financial intermediaries, or there may be additional costs associated with this exchange charged by your financial intermediary. Because the NAV per share of each share class may be higher or lower than that of the share class at the time of conversion, a shareholder may receive a different number of shares than the number of shares converted, although the total dollar value will be the same. You may convert between share classes by calling Third Avenue Funds at (800) 443-1021 or your financial intermediary if you hold your investment in the Fund through a financial intermediary.

If the current market value of your Institutional Class shares account declines to less than $100,000 due to a redemption or exchange, we may convert your Institutional Class shares into Investor Class shares of the same Fund on the basis of relative NAVs. A shareholder may receive a different number of Investor Class shares than the number of Institutional Class shares converted, although the total dollar value will be the same. A Fund may also redeem your shares if your account balance falls below a certain amount. See “Redemption by the Funds” in this Prospectus. If you are one of the Original Institutional Class Shareholders, your account is exempt from this conversion.

If the current market value of your Z Class shares account declines to less than $1,000,000 due to a redemption or exchange, we may convert your Z Class shares into Institutional Class shares of the same Fund on the basis of relative NAVs. A shareholder may receive a different number of Institutional Class shares than the number of Z Class shares converted, although the total dollar value will be the same. A Fund may also redeem your shares if your account balance falls below a certain amount. See “Redemption by the Funds” in this Prospectus.

A conversion from one share Class to another share Class of the same Fund initiated by the shareholder, or from one share Class to another share Class of the same Fund pursuant to the preceding paragraphs should generally not be a taxable exchange for federal income tax purposes.

Investing Through an Intermediary

If you invest through a third party such as a bank, broker-dealer, trust company or other financial intermediary, rather than directly with a Fund, certain purchase and redemption policies, fees, and minimum investment amounts may differ from those described in this Prospectus, including possible fees for Original Institutional Class Shareholders purchasing additional shares. A Fund may also participate in programs with national brokerage firms that limit or eliminate a shareholder’s transaction fees, and the Investor Class shares may pay fees to these firms in return for services provided by these programs to shareholders.

The Adviser or its affiliates may pay certain costs of marketing the Funds or otherwise in connection with the sale or retention of shares (out of their own resources and not as an expense of a Fund). The Adviser or its affiliates may also share with affiliated or unaffiliated financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Funds; sponsor informational meetings, seminars and client awareness events; support marketing materials or business building programs; or pay third parties in connection with marketing to financial intermediaries. Such payments may provide incentives for financial intermediaries to make shares of the Funds available to their customers, and may result in the Funds having greater access to such parties and their customers than would be the case if no payments were made. These payment arrangements will not change the price an investor pays for shares of a Fund or the amount that the Fund receives to invest on behalf of the investor. You may wish to inquire whether such arrangements exist when purchasing or selling or evaluating any recommendations to purchase or sell shares of the Funds through any intermediary. In addition, for Investor or Institutional Class shares, the Adviser or its affiliates may also pay amounts to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing recordkeeping, subaccounting, transaction processing and other administrative services, and a portion of these payments may be borne by the Funds.  The amount of any of these payments is determined from time to time by the Adviser and may differ among such financial intermediaries

Distribution (12b-1) Fees

The Funds have adopted a Distribution Plan (the “Plan”) for the Investor Class shares that allows the Investor Class to pay fees for selling and distributing its shares to its respective shareholders. The Plan permits the Investor Class to pay a 0.25% distribution (12b-1) fee. These fees are in addition to those described in the preceding section. The Plan provides that distribution fees may be paid to the Distributor to cover the Investor Class’ sales, marketing, and promotional expenses. Because these distribution fees are deducted from the net assets of the Investor Class on an ongoing basis, they will have the effect of increasing the cost of your investment the longer you hold it and will result in lower total returns than an investment in the Institutional Class or Z Class shares of a Fund.

HOW TO PURCHASE SHARES

Price of Shares

The price you will pay for a share of a class of the Funds is the NAV of that class. The NAV generally is calculated on each day that the New York Stock Exchange (“NYSE”) is scheduled to be open, as of the scheduled close of regular trading, normally 4:00 p.m., Eastern time. The NAV of each class of a Fund is determined by dividing the value of its allocable share of portfolio securities, cash, and other assets, including accrued interest and dividends, owned by the Fund, less all liabilities of the class, including its accrued expenses, by the total number of outstanding shares of the class. Your order will be priced at the next NAV calculated following receipt of your transaction in good order by the transfer agent or your broker-dealer or financial intermediary. For a transaction to be considered in “good order”, all required information must be provided, required authorized signatures must be included, and payment must be in a form acceptable as per the “Paying for Shares” section of this Prospectus. Your order will be deemed to be received before the close of trading if the order was received before that time by the transfer agent or by certain broker-dealers or financial intermediaries.

A Fund’s investments are generally valued at market value, using market prices if available. Certain short-term securities with maturities of 60 days or less may be valued based on amortized cost. Illiquid securities and other securities and assets for which market quotations are not readily available or are deemed unreliable are valued at “fair value”, as determined in good faith by or in accordance with procedures adopted by the Board of Trustees. These types of assets can include high-yield bonds, defaulted securities and private investments that do not trade publicly, among other things. The Funds’ procedures call for the Board’s Fair Valuation Committee to make a determination of fair value based on their judgment of relevant information and an analysis of the asset within the methodology approved by the Board of Trustees or between Board meetings, by designated independent Trustees. Details of fair valuation methodologies and determinations for all fair valued positions are provided under the approved methodology of the Adviser and are reviewed by the Trustees of the Trust on a quarterly basis.

If the principal market for a security has closed before the time as of which the NAV is being calculated, the Funds, pursuant to procedures approved by the Board of Trustees, may consider information regarding more recent trades on other markets along with other factors. The Trust has retained a third-party service provider that, under certain circumstances selected by the Trust, applies a statistical model to provide fair value pricing for equity securities whose principal markets are no longer open when the Funds calculate their NAVs if certain events have occurred after the principal markets have closed but prior to the time as of which the Funds compute their NAVs. This means that an NAV of a class may be based, at least in part, on prices other than those determined as of the close of the principal markets in which a Fund’s assets trade. Foreign securities held by a Fund generally trade on foreign markets which may be open on days when the NYSE is closed. This means that the value of the Fund’s portfolio securities can change on a day on which you cannot purchase or redeem your shares.

Purchasing Shares

The Funds are open for business each day the NYSE is open for trading. Investor, Institutional or Z Class shares of a Fund can be purchased either directly from the Fund, or through certain broker-dealers or financial intermediaries as described above, so long as they have an agreement with the Distributor, the Fund and/or the Adviser. To purchase Investor, Institutional or Z Class shares from a broker-dealer, the broker-dealer must be a bank or a member of the Financial Industry Regulatory Authority. You may or may not need to complete and sign an account application when purchasing through a broker-dealer or financial intermediary, depending on its arrangements with the Funds. The Funds generally will not accept new account applications to establish an account with a non-U.S. address (Army post office/Fleet post office and U.S. territories are acceptable) or for a non-resident alien. The Funds reserve the right to reject any purchase order. To purchase Investor, Institutional or Z Class shares directly from a Fund, you need to complete and sign a New Account Application (the “Application”) and send it, together with your payment for the shares, to the Fund’s transfer agent, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon Investment Servicing” or the “transfer agent”). Visit our web site, thirdave.com, and click on “Invest” to submit an online application. See below for mailing instructions.

To purchase additional shares via Automated Clearing House (“ACH”), contact BNY Mellon Investment Servicing at (800) 443-1021, to initiate an electronic transfer from your bank account. You may establish electronic transfer capabilities on the Application or by sending written instructions to BNY Mellon Investment Servicing.

Assuming BNY Mellon Investment Servicing or the Funds properly act on telephone or Internet instructions and follow reasonable procedures to protect against unauthorized transactions, neither BNY Mellon Investment Servicing nor the Funds will be responsible for any losses due to telephone or Internet transactions. You may be responsible for any fraudulent telephone or Internet order as long as BNY Mellon Investment Servicing or the Funds take reasonable measures to verify the order.

Paying for Shares by Mail

Initial Payments

If you are sending documents via U.S. mail, initial payments, together with your Application, should be sent to:

Third Avenue Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9802
Providence, RI 02940-8002

or via express delivery, registered or certified mail to:

Third Avenue Funds
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581

Additional Payments

If you are sending documents via U.S. mail, additional payments, together with the payment stub from your account statement, should be sent to:

Third Avenue Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9802
Providence, RI 02940-8002

or via express delivery, registered or certified mail to:

Third Avenue Funds
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581

Paying for Shares by Wire

Prior to sending a wire, please notify BNY Mellon Investment Servicing at (800) 443-1021, to insure proper credit to your account.

Direct your bank to wire funds as follows:

Bank of New York Mellon
ABA #: 011001234
Acct#: 0000734594

For further credit to: Third Avenue Value Fund, Third Avenue Small-Cap Value Fund, or Third Avenue Real Estate Value Fund (specify Class, shareholder’s name, exact account title and account number).

Heavy wire traffic over the Federal Reserve System may delay the arrival of purchase orders made by wire.

Telephone purchase orders will only be accepted from financial institutions that have been approved previously by the Funds or the Adviser, or by investors who have established ACH capabilities for an account.

Shareholders with existing Third Avenue Funds accounts may purchase additional shares directly through the Funds’ website at www.thirdave.com. To choose this option, complete the Online Account Access section of the Application or make subsequent arrangements in writing. Only bank accounts held at domestic institutions that are ACH members may be used for Internet transactions. All ACH transactions will be considered in good order on the date the payment for shares is received by the Funds. This process may take up to 48 hours from the time the shareholder places the order with BNY Mellon Investment Servicing. The Fund may alter, modify or terminate the Internet purchase option at any time.

Minimum Investments

The minimum initial investment for the Investor Class of each Fund is $2,500 for a regular account and an IRA. The minimum initial investment for the Institutional Class of each Fund is $100,000. The minimum initial investment for Z Class of each Fund is $1,000,000 and $50,000 for IRA accounts. Additional investments for any class of each Fund must be at least $1,000 for a regular account and $200 for an IRA, unless you use the Funds’ Automatic Investment Plan. Under this plan, a predetermined amount, selected by you, will be deducted from your checking account. Additional investments under this plan are subject to a monthly minimum of $200. The Automatic Investment Plan option may be elected on the Application.

Transactions made through your broker-dealer or other financial intermediary may be subject to charges imposed by the broker-dealer or financial intermediary, who may also impose higher initial or additional amounts for investment than those established by the Funds. At the sole discretion of the Funds, the initial and any additional investment minimums may be waived for certain investors.

Paying for Shares

When purchasing shares directly from a Fund, you may pay by check payable to the particular Fund. The Funds will only accept checks drawn in U.S. currency on a domestic bank. Starter checks on newly established bank accounts will not be accepted. The Funds will not accept any of the following cash equivalents: money orders, travelers checks, cashier checks, bank checks, official checks and treasurers checks, foreign bank drafts, payable through checks or third party checks, or other third party transactions. You will be charged (minimum of $20) for any check used for the purchase of Fund shares that is returned unpaid. If you purchase Fund shares by check, you may not receive redemption proceeds until there is a reasonable belief that the check has cleared, which may take up to fifteen calendar days after the purchase date. If you purchase shares through a broker-dealer or other financial intermediary, they are responsible for forwarding or arranging payment promptly. The Funds reserve the right to cancel any purchase order, and will do so, under ordinary circumstances, within 48 hours of receipt of the order. In the interest of economy and convenience to investors, the Funds no longer issue certificates representing Fund shares.

Individual Retirement Accounts

If you want to set up an IRA, you may obtain a Fund IRA Application and additional required forms by contacting BNY Mellon Investment Servicing at (800) 443-1021, or on the Funds’ website at www.thirdave.com. The account will be maintained by the custodian, BNY Mellon Investment Servicing Trust Company, which currently charges your account an annual maintenance fee of $20 per Fund. Fees are subject to change. Annual maintenance fees will automatically be deducted from the IRA account, unless a check for the fees is received by BNY Mellon Investment Servicing prior to December 15th of each year.

You may request distributions from your IRA via telephone. Distributions that would be accepted by means of a recorded phone conversation will include normal distributions (you have reached age 59 1/2) or premature distributions (before you reach age 59 1/2, with no known exceptions). Please be advised premature distributions from your retirement accounts may be subject to a 10% penalty from the Internal Revenue Service. For more information please contact BNY Mellon Investment Servicing at (800) 443-1021 or contact your tax advisor.

Other Retirement Plans

If you are self-employed, you may be able to purchase shares of the Funds through tax-deductible contributions to retirement plans for self-employed persons, known as Keogh Plans. However, the Funds do not currently act as a sponsor or administrator for such plans.

Fund shares may also be purchased for other types of qualified pension or profit sharing plans which are employer-sponsored, including deferred compensation or salary reduction plans, known as 401(k) plans, which give participants the right to defer portions of their compensation for investment on a tax-deferred basis until distributions are made. However, the Funds do not currently act as a sponsor or administrator for such plans.

HOW TO REDEEM SHARES

General

You may redeem your shares on any day during which the NYSE is open for trading, either directly from a Fund or through certain broker-dealers or other financial intermediaries. Fund shares will be redeemed at the NAV next calculated after your order is received in good order by a Fund or through certain broker-dealers or other financial intermediaries, so long as they have an agreement with the Distributor, the Fund and/or the Adviser. Redemption requests that contain a restriction as to the time, date or share price at which the redemption is to be effective will not be honored. You can redeem less than all of your shares, but if you retain shares with a value below a minimum amount, your account may be closed at the discretion of the Adviser. See “Redemption by the Funds.”

By Mail

If you are sending documents via U.S. mail, send a written request, together with any share certificates that have been issued, to:

Third Avenue Funds
c/o BNY Mellon Investment Servicing
P.O. Box 9802
Providence, RI 02940-8002

If you are sending documents via express delivery, registered or certified mail, send a written request, together with any share certificates that have been issued, to:

Third Avenue Funds
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581

Written redemption requests, stock powers and any share certificates issued must be submitted and signed exactly as the account is registered. Such requests may require a signature guarantee and additional documents. See “Signature Guarantees/Other Documents.”

Telephone and Internet Redemptions

You may redeem shares by telephone or Internet by electing this service on the Application. You may thereafter redeem shares by telephone by calling BNY Mellon Investment Servicing at (800) 443-1021. You may redeem shares online by accessing your Third Avenue Funds account at www.thirdave.com. Transactions may be made on any business day until the close of the NYSE, normally 4:00 p.m., Eastern time.

Redemption proceeds will be mailed to your address of record, or, if previously established, sent to your bank account via wire or ACH.

The Funds and BNY Mellon Investment Servicing will not be liable for following telephone or Internet instructions reasonably believed to be genuine. In this regard, BNY Mellon Investment Servicing will require personal identification information before accepting a telephone or Internet redemption order.

Please contact your broker-dealer or other financial intermediary for information on how to redeem your shares through them. A shareholder may incur a brokerage fee for such a transaction, no part of which is received by the Adviser or the Funds.

Important Note: If you do not want telephone or internet liquidation privileges to apply to your account, you can elect to opt out on your application or contact BNY Mellon Investment Servicing at (800) 443-1021.

Fees

You will not be charged for redeeming your shares directly from the Funds, except as described below under “Frequent Trading and Early Redemption Fee.” The transfer agent currently charges a wire fee of $9 for payment of redemption proceeds by federal funds wire. The transfer agent will automatically deduct the wire fee from the redemption proceeds. Broker-dealers handling redemption transactions generally may charge a service fee.

Redemption by the Funds

The Funds have the right to redeem your shares at current NAV at any time and without prior notice if and to the extent that such redemption is necessary to reimburse a Fund for any loss sustained by reason of your failure to make full payment for shares of the Fund you previously purchased or subscribed for. Each Fund reserves the right to redeem a shareholder account, other than an IRA account (after 30 days’ prior written notice and the opportunity to re-establish the account balance), when the market value of the Fund’s shares in the account falls, due to redemptions or exchanges, below $500 with respect to Investor Class shares of each Fund (except for IRAs), $25,000 with respect to Institutional Class shares of each Fund (except for Original Institutional Class Shareholders, which must only maintain a $500 minimum investment), or $50,000 with respect to Z Class shares of each Fund. Whether the Trust will exercise the right to redeem shareholder accounts will be determined by Trust management on a case-by-case basis.

Payment of Redemption Proceeds

A Fund will usually make payment for redemptions of Fund shares within one business day, but not later than seven calendar days, after receipt of a redemption request. You should note that you may not receive redemption proceeds of recently purchased Fund shares that have been paid for by check until there is a reasonable belief that the check has cleared, which may take up to fifteen calendar days after the purchase date.

Under normal circumstances, each Fund expects to meet redemption requests by using cash it holds in its portfolio or selling portfolio securities to generate cash.  Each Fund also reserves the right to pay redemption proceeds in securities rather than cash (i.e., “redeem in kind”), to the extent the composition of the Fund’s investment portfolio enables it to do so. Generally, a redemption in-kind may be made under the following circumstances:  (1) the Adviser determines that a redemption in-kind (i) is more advantageous to the Fund (e.g., due to advantageous tax consequences or lower transaction costs) than selling/purchasing portfolio securities, (ii) will not favor the redeeming shareholder to the detriment of any other shareholder or the Fund and (iii) is in the best interests of the Fund; (2) to manage liquidity risk (i.e., the risk that the Fund could not meet redemption requests without significant dilution of remaining investors' interests in the Fund); (3) in stressed market conditions; or (4) subject to the approval of the Fund's board in other circumstances identified by the Adviser. Securities distributed in connection with any such redemption in-kind are expected to generally represent your pro rata portion of assets held by the Fund immediately prior to the redemption, with adjustments as may be necessary in connection with, for example, certain derivatives, restricted securities, odd lots or fractional shares.  Any securities distributed in-kind will remain exposed to market risk until sold, and you may incur transaction costs and taxable gain when selling the securities.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which such Fund is obligated during any 90 day period to redeem shares for any one shareholder of record solely in cash up to the lesser of $250,000 or 1% of the NAV of such Fund at the beginning of such period. Should a redemption exceed such limitation, a Fund may deliver, in lieu of cash, readily marketable securities from its portfolio. The securities delivered will be selected at the sole discretion of such Fund, will not necessarily be representative of the entire portfolio and may be securities which the Fund would otherwise sell, such as certain derivatives, restricted securities, odd lots and fractional shares may not be distributed to shareholders. The redeeming shareholder will usually incur brokerage costs in converting the securities to cash. The method of valuing securities used to make the redemptions in kind will be the same as the method of valuing portfolio securities and such valuation will be made as of the same time the redemption price is determined.

Wired Proceeds

If you request payment of redemption proceeds by wire transfer, payment will be transmitted only on days that commercial banks are open for business and only to the bank and account previously authorized by you on your application or separate signature guaranteed letter of instruction. Neither the Funds, nor the transfer agent, will be responsible for any delays in wired redemption proceeds due to heavy wire traffic over the Federal Reserve System.

Signature Guarantees/Other Documents

A Medallion Signature Guarantee must be included in your request to redeem your Fund shares, and your request must be in writing, if:

•	your account registration has been changed within the last 30 days;

•	the redemption check is to be mailed to an address different from the one on your account;

•	the redemption check is to be made payable to someone other than the registered account owner; or

•	you are instructing a Fund to transmit the proceeds to a bank account that you have not previously designated as the recipient of such proceeds.

You may be able to obtain such a signature guarantee from a bank, securities broker-dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. You cannot obtain a signature guarantee from a notary public.

If you are requesting to add bank information to an existing Third Avenue account, the Third Avenue account owners’ names must be IDENTICAL to the bank account owners’ names. If the account owners’ names are not identical, ALL Third Avenue account owners must obtain a Medallion Signature Guarantee. Also, if there is no name in common between the Third Avenue account owners and the bank account owners, ALL Third Avenue account owners and bank account owners must obtain a Medallion Signature Guarantee.

Escheatment of Shares to State

If no activity occurs in your account within the time period specified by applicable state law, the assets in your account may be considered abandoned and transferred (also known as “escheated”) to the appropriate state regulators. The escheatment time period varies by state.

Systematic Withdrawal Plan - For Investor Class only

If you own or are purchasing shares of any Fund having a current value of at least $10,000, you may participate in a Systematic Withdrawal Plan. This plan provides for automatic redemption of at least $100 monthly, quarterly, semi-annually, or annually. You may establish a Systematic Withdrawal Plan by sending a letter to BNY Mellon Investment Servicing. Notice of all changes concerning the Systematic Withdrawal Plan must be received by BNY Mellon Investment Servicing at least two weeks prior to the next scheduled payment. Further information regarding the Systematic Withdrawal Plan and its requirements can be obtained by contacting BNY Mellon Investment Servicing at (800) 443-1021.

Frequent Trading and Early Redemption Fee

The Funds are intended for long-term investors and not for those who wish to trade frequently in their shares. The Funds discourage frequent purchases and redemptions of Fund shares and will not knowingly accommodate frequent trading in Fund shares. The Board of Trustees of the Trust has adopted policies and procedures designed to prevent frequent trading in Fund shares, commonly referred to as “market timing,” because such activities are disruptive to the management of a Fund’s portfolio, and may increase Fund expenses and negatively affect a Fund’s performance. The Funds believe that excessive short-term trading of Fund shares creates risks for the Funds and their long-term shareholders, including interference with efficient portfolio management, increased administrative and brokerage costs, and dilution in the value of their shares from traders seeking short-term profits from market momentum, time-zone arbitrage and other timing strategies.

The procedures of the Funds require that the Adviser monitor the trading activities of Fund accounts on a regular basis. If the Adviser determines, in its sole discretion, that an account shows a pattern of excessive trading and/or excessive exchanging among the Funds, it will then review the account’s activities and will bar the shareholder from future purchases, including purchases by exchange. Each Fund reserves the right to refuse a purchase order (including an order placed as part of an exchange) for any reason, including if the Adviser believes, in its sole discretion, that a shareholder is engaging in short-term trading activities that may be harmful to the Fund and its shareholders. Transactions accepted by a financial intermediary from a shareholder who has previously been barred from future purchases are not deemed accepted by the Funds and may be cancelled or revoked by the Funds. In the event that any purchase order is refused or revoked, the purchase price will be refunded as soon as possible.

To discourage frequent short-term trading in Fund shares, each Fund imposes a redemption fee on redemptions, including exchanges to other Third Avenue Funds, according to the following schedule:

Holding Period	Redemption Fee (As a % of current net asset value)
60 Days or Less	1.00%[1]

Thereafter	None

1 Through April 30, 2019. Beginning May 1, 2019, Redemption/Exchange Fees will be eliminated for each share class.

For example, if you purchase shares of any Fund you will be charged a fee for any redemptions made within the following 60 days, beginning on the purchase date, and including the 60th day.

This redemption fee is assessed and retained by the Funds for the benefit of the remaining shareholders. The redemption fee is not a sales charge and is not paid to the Adviser or any third party. The redemption fee applies to redemptions from the Funds and exchanges from one Fund to another Fund, but not to redemptions of shares acquired through dividend or capital gain distributions which have been automatically reinvested into these Funds. Each Fund reserves the right to modify the terms of, or terminate, this fee at any time.

The fee is applied to the shares being redeemed or exchanged in the order in which they were purchased. For this purpose, shares of any Fund will be treated as redeemed as follows: first, reinvested shares; second, shares held more than sixty (60) days after issuance; and third, shares held for sixty (60) days or less after issuance.

The Funds will not impose redemption fees in the following situations:

•	on required minimum distributions from IRA and other retirement accounts (where it is operationally feasible),

•	in certain rare hardship situations, such as death or disability, that have been approved by the Adviser and are reported to the Board, or

•
on transactions by shareholders holding shares through an omnibus account, third-party intermediary or broad-based benefit plan if: the intermediary has represented to the Funds that it will track and remit the redemption fees, or the Funds have determined that policies and procedures reasonably designed to prevent short-term trading in Fund shares by participants in the program or plan are in effect. Examples of this type of exception are asset allocation programs that rebalance periodically, systematic withdrawal plans and broad-based benefit plans that appropriately restrict the frequency with which participants can redeem or exchange their interests in the Funds.

•	The Funds reserve the right to remove any waiver granted to such a party.

The Funds monitor activity at the omnibus level in order to try to identify unusual trading patterns that may indicate short-term trading by individual accounts within the omnibus account. If the Funds do identify such activity, the Funds may instruct the intermediary to code the individual account “Redemption Only.” If the Funds determine that an account, plan or intermediary may not be acting properly to prevent short-term trading, the Funds have the right to access information about beneficial shareholder transactions in accounts held through omnibus accounts, benefit plans or other intermediaries and intend to do so. Utilizing these information rights will assist the Funds in preventing short-term trading, assessing redemption fees and administering or revoking waivers, although there is always some risk that a shareholder acting through such an intermediary might be able to engage in short-term trading to the detriment of the Fund without having to pay a redemption fee.

To assist in discouraging attempts to arbitrage pricing of securities, the Trust has retained a third-party provider that, under certain circumstances, applies a statistical model to provide fair value pricing for certain equity securities. See “How to Purchase Shares- Price of Shares” above.

HOW TO EXCHANGE SHARES

Inter-Fund Exchange Privilege

You may exchange shares of a class of one Fund of the Trust for shares of the same class of another Fund of the Trust, in writing or by telephone, at NAV without the payment of any fee or charge, except that a fee will be applicable upon the exchange of shares of any Fund held for sixty (60) days or less after issuance. See “How to Redeem Shares - Frequent Trading and Early Redemption Fee” for details. An exchange is considered a sale of shares and may result in capital gain or loss for federal and state income tax purposes.

If you want to use this exchange privilege, you should elect the service on your Application.

If the Funds or their designees receive exchange instructions in writing, by telephone at (800) 443-1021, or by Internet at www.thirdave.com in good order by the valuation time on any business day, the exchange will be effected that day.

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated, has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and distributes each year to its shareholders at least 90% of its investment company taxable income, such Fund will not be required to pay federal income taxes on any income it distributes to shareholders. As a regulated investment company, a Fund is not allowed to utilize any net operating loss realized in a taxable year in computing investment company taxable income in any prior or subsequent taxable year. As more fully described in the SAI, a Fund is allowed to carry forward certain capital losses. If a Fund distributes less than an amount equal to the sum of 98% of its ordinary income and 98.2% of its capital gain net income, and all of any ordinary income and net capital gain from previous years that was not distributed and upon which no tax was paid, then such Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. Each Fund expects to distribute substantially all of its investment company taxable income and net capital gains at least annually.

Distributions from investment company taxable income, which includes short-term capital gains, are subject to tax as ordinary income. A portion of these distributions may constitute “qualified dividend income” to individual shareholders, and corporate shareholders may be able to claim the corporate dividends received deduction with regard to a portion of such distributions. Distributions of net long-term capital gain are subject to tax as a long-term capital gain regardless of the length of time you have held Fund shares.

Each Fund will notify you of the tax status of ordinary income distributions and capital gain distributions after the end of each calendar year. Shareholders automatically reinvesting distributions in the form of additional shares of the same class of the Fund will generally be treated for federal income tax purposes in the same manner as if they had received a cash distribution and will have a cost basis for federal income tax purposes in each share received equal to the NAV of a share of a Fund on the date of distribution.

If you purchase shares at a time when a Fund has recognized income or capital gains which have not yet been distributed, the subsequent distribution may result in taxable income to you even though such distribution may be, for you, the economic equivalent of a return of capital.

You will generally recognize taxable gain or loss on a sale, exchange or redemption of shares in an amount equal to the difference between the amount received and your cost basis in such shares. This gain or loss will generally be capital and will be long-term capital gain or loss if the shares were held for more than one year. Any loss recognized by shareholders upon a taxable disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares. A loss realized on the disposition of shares of a Fund will be disallowed to the extent identical (or substantially identical) shares are acquired, or received through reinvesting dividends and capital gains distributions in a Fund, in a 61-day period beginning 30 days before and ending 30 days after the date of such disposition. In that event, the basis of the replacement shares of a Fund will be adjusted to reflect the disallowed loss. You should be aware that an exchange of shares in a Fund for shares in another Fund is treated for federal income tax purposes as a sale and a purchase of shares, which may result in recognition of a gain or loss and be subject to federal income tax.

A U.S. person that is an individual or estate, or a trust that does not fall into a special class of trusts that is exempt from such tax, will generally be subject to a 3.8% tax on the lesser of (1) the U.S. person’s “net investment income” (which generally includes dividend income and capital gains distributions from the Fund and net gains from the disposition of Fund shares) for the relevant taxable year and (2) the excess of the U.S. person’s modified adjusted gross income for the taxable year over a certain threshold (which in the case of individuals will be between $125,000 and $250,000, depending on the individual’s circumstances).

The SAI contains a more detailed summary of the federal tax rules that apply to the Funds and their shareholders. Legislative, judicial or administrative action may change the tax rules that apply to the Funds or their shareholders and any such change may be retroactive.

The preceding discussion is meant to be only a general summary of the potential federal income tax consequences of an investment in the Funds by U.S. shareholders. The tax law is subject to revision and special rules may apply depending upon your specific tax status or if you are investing through a tax-deferred retirement account.

You should consult your tax advisers as to the federal, state, local and non-U.S. tax consequences to you of ownership of shares of a Fund.

Distribution Options

You should specify on your Application how you wish to receive distributions. If no election is made on the Application, all distributions will automatically be reinvested in additional shares of that class of the Fund. Each Fund offers four options:

(1)	income dividends and capital gain distributions paid in cash;

(2)	income dividends paid in cash with capital gain distributions reinvested in additional shares of that class of the Fund;

(3)	income dividends reinvested with capital gain distributions paid in cash; or

(4)	both distributions automatically reinvested in additional shares of that class of the Fund.

Any distribution payments returned by the post office as undeliverable will be reinvested in additional shares of the same class of the applicable Fund at the NAV next determined.

Withholding

The Funds may be required to backup withhold on taxable dividends and certain other payments to shareholders who do not furnish to the Funds their correct taxpayer identification number (in the case of individuals, their social security number), and make certain certifications, or who are otherwise subject to backup withholding.

Investors should be sure to provide this information when they complete the Application. Backup withholding is not an additional tax. Any amount withheld from payments made to you may be refunded or credited against your U.S. federal income tax liability.

The Funds are required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the Funds to determine whether withholding is required.

SHAREHOLDER SERVICES

Each Fund provides you with helpful services and information about your account:

•	A confirmation after every transaction (other than certain dividends, distributions, and reinvestments, for which you receive a statement within ten days of the quarter end);

•	An annual account statement reflecting all transactions for the year;

•	Tax information mailed after the close of each calendar year;

•	Financial statements of the Fund, mailed at least twice a year;

•	Shareholder quarterly reports and shareholder letters that are published four times a year and are made available at www.thirdave.com;

•	24-hour automatic voice response service; and

•	Online account access through the Funds’ web site: www.thirdave.com.

You may choose to receive shareholder quarterly reports and shareholder letters by email rather than hard copy by signing up for e-delivery at www.thirdave.com. The Funds’ most recent reports are available online at www.thirdave.com.

As noted on the front cover of this Prospectus, beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on Third Avenue’s website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report. Please see the front cover of this Prospectus for more information.

The Funds pay for shareholder services but not for special services, such as requests for historical transcripts of accounts. BNY Mellon Investment Servicing currently charges $10 per year for duplication of historical account activity records, with a maximum fee of $100.

Telephone Information

Your Account

Questions about your account, purchases, redemptions and distributions can be answered by BNY Mellon Investment Servicing Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll free (800) 443-1021.

The Funds

Questions about the Funds and literature requests can be answered by the Funds’ telephone representatives Monday through Friday, 9:00 a.m. to 7:00 p.m., Eastern time. Call toll free (800) 443-1021.

Transfer of Ownership

You may transfer Fund shares or change the name or form in which the shares are registered by writing to BNY Mellon Investment Servicing. The letter of instruction must clearly identify the account number, name(s) and number of shares to be transferred, and provide a certified taxpayer identification number by way of a completed new Application and W-9 form, and include the signature(s) of all registered owners, and any share certificates issued. The signature(s) on the transfer instructions or any stock power must be Medallion Guaranteed as described under “Signature Guarantees/Other Documents.”

Portfolio Holdings Disclosure

The Trust has adopted policies and procedures reasonably designed to prevent selective disclosure of the Funds’ portfolio holdings to third parties. Each Fund discloses its top ten portfolio holdings on a quarterly basis approximately 15 business days after quarter end by posting this information on its website and discloses substantially all of its portfolio holdings on a quarterly basis through reports to shareholders or filings with the SEC within 60 days after fiscal quarter end. These disclosures are publicly available on an ongoing basis.

A description of the policies with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI and on the Funds’ website at www.thirdave.com.

FINANCIAL HIGHLIGHTS

The following Financial Highlights tables are intended to help you understand each Fund’s financial performance. For the Funds, these tables reflect data for the last five fiscal years or since inception, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The Financial Highlights for the fiscal years included herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose unqualified report on the October 31, 2018 financial statements appears in the Funds’ Annual Report to Shareholders. This information should be read in conjunction with the financial statements and accompanying notes appearing in the 2018 Annual Report to Shareholders, which is available upon request.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014

Investor Class:
Net asset value, beginning of period	$55.94	$51.12	$54.22	$59.54	$57.73
Income/(loss) from investment operations:
Net investment income/(loss)@	0.65 ±	(0.01)	0.41 ‡	0.29	1.39 **
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(5.33)	8.83	0.38	(2.46)	2.22
Total from investment operations	(4.68)	8.82	0.79	(2.17)	3.61
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.45)	(0.30)	(0.61)	(2.09)	(1.80)
Distributions from net realized gain	(6.07)	(3.70)	(3.28)	(1.06)	—
Total dividends and distributions	(7.52)	(4.00)	(3.89)	(3.15)	(1.80)
Net asset value, end of period	$43.74	$55.94	$51.12	$54.22	$59.54
Total return[2]	(10.06%)	18.05%	1.74%	(3.90%)	6.45%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$11,506	$12,680	$14,415	$28,963	$33,936
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.45%	1.38%	1.40%	1.34%	1.33%
After fee waivers/expense offset arrangement/recovery[3]	1.40%#	1.38%	1.39%	1.34%	1.32%
Ratio of net investment income/(loss) to average net assets	1.27%±	(0.02%)	0.83%‡	0.52%	2.36%**
Portfolio turnover rate	72%	18%	17%	24%	31%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
±
Investment income per share reflects a special dividend received during the period which amounted to $0.46 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.37%.

‡
Investment income per share reflects special dividends received during the period which amounted to $0.19 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.43%.

**
Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.67%.

#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Value Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014

Institutional Class:
Net asset value, beginning of period	$56.05	$51.22	$54.35	$59.69	$57.86
Income/(loss) from investment operations:
Net investment income@	0.75±	0.13	0.57 ‡	0.43	1.53 **
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(5.31)	8.85	0.35	(2.46)	2.23
Total from investment operations	(4.56)	8.98	0.92	(2.03)	3.76
Less dividends and distributions to shareholders:
Dividends from net investment income	(1.61)	(0.45)	(0.77)	(2.25)	(1.93)
Distributions from net realized gain	(6.07)	(3.70)	(3.28)	(1.06)	—
Total dividends and distributions	(7.68)	(4.15)	(4.05)	(3.31)	(1.93)
Net asset value, end of period	$43.81	$56.05	$51.22	$54.35	$59.69
Total return[2]	(9.83%)	18.38%	2.00%	(3.64%)	6.70%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$906,235	$1,131,488	$1,142,249	$1,656,769	$2,131,554
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.17%	1.13%	1.15%	1.09%	1.08%
After fee waivers/expense offset arrangement/recovery[3]	1.15%#	1.13%	1.14%	1.09%	1.07%
Ratio of net investment income to average net assets	1.47%±	0.23%	1.16%‡	0.76%	2.61%**
Portfolio turnover rate	72%	18%	17%	24%	31%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
±
Investment income per share reflects special dividends received during the period which amounted to $0.46 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.57%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.19 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.76%.

**
Investment income per share reflects special dividends received during the period which amounted to $0.41 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 1.92%.

#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

Third Avenue Value Fund
For the Period from March 1, 2018
(commencement of investment
operations) through October 31,
2018

Z Class:
Net asset value, beginning of period	$53.23
Income/(loss) from investment operations:
Net investment income@	0.27	*
Net loss on investment transactions (both realized and unrealized)[1]	(6.20)
Total from investment operations	(5.93)
Less distributions to shareholders:
Distributions from net realized gain	(3.46)
Total distributions	(3.46)
Net asset value, end of period	$43.84
Total return[2]	(12.00%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,160
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.09%[3]
After fee waivers/expense offset arrangement[4]	1.05	%3,#
Ratio of net investment income to average net assets	0.78	%3,*
Portfolio turnover rate	72%[5]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Annualized.
4
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

5	Not annualized.
@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.34 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been (0.22%).

#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small‐Cap Value Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014

Investor Class:
Net asset value, beginning of period	$23.30	$20.77	$22.28	$28.18	$28.10
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.12)	(0.18)	0.08 ‡	(0.10)	(0.11)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.31)	4.63	1.17	(0.19)	1.96
Total from investment operations	(0.43)	4.45	1.25	(0.29)	1.85
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.06)	—	—	—
Distributions from net realized gain	(2.83)	(1.86)	(2.76)	(5.61)	(1.77)
Total dividends and distributions	(2.83)	(1.92)	(2.76)	(5.61)	(1.77)
Net asset value, end of period	$20.04	$23.30	$20.77	$22.28	$28.18
Total return[2]	(2.23%)	22.22%	6.71%	(1.49%)	6.85%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$3,684	$4,955	$5,145	$9,379	$9,898
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.53%	1.45%	1.45%	1.39%	1.35%
After fee waivers/expense offset arrangement[3]	1.40%#	1.40%#	1.40%#	1.39%	1.35%
Ratio of net investment income/(loss) to average net assets	(0.57%)	(0.81%)	0.39%‡	(0.42%)	(0.41%)
Portfolio turnover rate	44%	32%	20%	29%	40%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
‡
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income/(loss) to average net assets would have been (0.17%).

#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Small-Cap Value Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014

Institutional Class:
Net asset value, beginning of period	$23.55	$20.97	$22.42	$28.27	$28.16
Income/(loss) from investment operations:
Net investment income/(loss)@	(0.07)	(0.12)	0.13 †	(0.04)	(0.05)
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(0.31)	4.69	1.18	(0.20)	1.97
Total from investment operations	(0.38)	4.57	1.31	(0.24)	1.92
Less dividends and distributions to shareholders:
Dividends from net investment income	—	(0.13)	—	—	(0.04)
Distributions from net realized gain	(2.83)	(1.86)	(2.76)	(5.61)	(1.77)
Total dividends and distributions	(2.83)	(1.99)	(2.76)	(5.61)	(1.81)
Net asset value, end of period	$20.34	$23.55	$20.97	$22.42	$28.27
Total return[2]	(1.96%)	22.59%	6.95%	(1.27%)	7.09%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$236,136	$291,169	$292,166	$388,441	$510,053
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.25%	1.20%	1.21%	1.14%	1.10%
After fee waivers/expense offset arrangement[3]	1.15%#	1.15%#	1.15%#	1.14%	1.10%
Ratio of net investment income/(loss) to average net assets	(0.32%)	(0.56%)	0.65%†	(0.16%)	(0.17%)
Portfolio turnover rate	44%	32%	20%	29%	40%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
†
Investment income per share reflects special dividends received during the period which amounted to $0.11 per share. Excluding the special dividends, the ratio of net investment income to average net assets would have been 0.09%.

#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

Third Avenue Small-Cap Value Fund
For the Period from March 1, 2018
(commencement of investment
operations) through October 31, 2018

Z Class:
Net asset value, beginning of period	$20.56
Loss from investment operations:
Net investment loss@	(0.03)
Net loss on investment transactions (both realized and unrealized)[1]	(0.18)
Total from investment operations	(0.21)
Net asset value, end of period	$20.35
Total return[2]	(1.02%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$450
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.20%[3]
After fee waivers/expense offset arrangement[4]	1.05	%3,#
Ratio of net investment loss to average net assets	(0.21)%[3]
Portfolio turnover rate	44%[5]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Annualized.
4
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

5	Not annualized.
@	Calculated based on the average number of shares outstanding during the period.
#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014

Investor Class:
Net asset value, beginning of period	$34.35	$29.51	$31.14	$31.84	$29.40
Income/(loss) from investment operations:
Net investment income/(loss)@	0.14	0.18 *	0.08 ‡	(0.04)	0.50 ±
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(3.78)	5.10	(0.18)	0.41	2.60
Total from investment operations	(3.64)	5.28	(0.10)	0.37	3.10
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.27)	(0.16)	(0.13)	(0.44)	(0.26)
Distributions from net realized gain	(1.78)	(0.28)	(1.40)	(0.63)	(0.40)
Total dividends and distributions	(2.05)	(0.44)	(1.53)	(1.07)	(0.66)
Net asset value, end of period	$28.66	$34.35	$29.51	$31.14	$31.84
Total return[2]	(11.50%)	18.13%	(0.21%)	1.12%	10.84%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$193,069	$255,383	$243,502	$438,506	$367,834
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.41%	1.36%	1.38%	1.35%	1.34%
After fee waivers/expense offset arrangement/recovery[3]	1.40%#	1.36%	1.38%	1.35%	1.33%
Ratio of net investment income/(loss) to average net assets	0.41	0.56%*	0.28%‡	(0.11)%	1.63%±
Portfolio turnover rate	27%	7%	20%	17%	14%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense reimbursements, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower in certain periods if the Adviser had not waived certain fees or reimbursed certain expenses. Conversely, total return would have been higher in certain periods if the Adviser had not recovered previously waived fees or reimbursed expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.40%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been 0.25%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income/(loss) to average net assets would have been (0.04%).

±
Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.43%.

#	The Adviser waived a portion of its fees.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

	Third Avenue Real Estate Value Fund
	Years Ended October 31,
	2018	2017	2016	2015	2014

Institutional Class:
Net asset value, beginning of period	$34.59	$$29.73	$31.36	$32.05	$29.56
Income/(loss) from investment operations:
Net investment income@	0.23	0.26 *	0.16 ‡	0.04	0.56 ±
Net gain/(loss) on investment transactions (both realized and unrealized)[1]	(3.80)	5.13	(0.18)	0.41	2.63
Total from investment operations	(3.57)	5.39	(0.02)	0.45	3.19
Less dividends and distributions to shareholders:
Dividends from net investment income	(0.36)	(0.25)	(0.21)	(0.51)	(0.30)
Distributions from net realized gain	(1.78)	(0.28)	(1.40)	(0.63)	(0.40)
Total dividends and distributions	(2.14)	(0.53)	(1.61)	(1.14)	(0.70)
Net asset value, end of period	$28.88	$$34.59	$29.73	$31.36	$32.05
Total return[2]	(11.25%)	18.41%	0.05%	1.37%	11.11%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,245,973	$$1,690,211	$1,596,887	$3,026,286	$2,866,849
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement/recovery	1.12%	1.11%	1.13%	1.10%	1.09%
After fee waivers/expense offset arrangement/recovery[3]	1.11%	1.11%	1.13%	1.10%	1.08%
Ratio of net investment income to average net assets	0.68%	0.81%*	0.56%‡	0.13%	1.82%±
Portfolio turnover rate	27%	7%	20%	17%	14%

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Conversely, total return would have been higher if the Adviser had not recovered previously waived expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.15%.

@	Calculated based on the average number of shares outstanding during the period.
*
Investment income per share reflects a special dividend received during the period which amounted to $0.10 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.50%.

‡
Investment income per share reflects a special dividend received during the period which amounted to $0.09 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 0.24%.

±
Investment income per share reflects a special dividend received during the period which amounted to $0.06 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 1.62%.

Third Avenue Trust

Financial Highlights
Selected data (for a share outstanding throughout each period) and ratios are as follows:

Third Avenue Real Estate Value Fund
For the Period from March 1, 2018
(commencement of investment
operations) through October 31, 2018

Z Class:
Net asset value, beginning of period	$33.13
Income/(loss) from investment operations:
Net investment income@	0.20
Net loss on investment transactions (both realized and unrealized)[1]	(4.43)
Total from investment operations	(4.23)
Net asset value, end of period	$28.90
Total return[2]	(12.77%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$69,096
Ratio of expenses to average net assets
Before fee waivers/expense offset arrangement	1.03%[3]
After fee waivers/expense offset arrangement[4]	1.03%[3]
Ratio of net investment income to average net assets	0.94%[3]
Portfolio turnover rate	27%[5]

1	Includes redemption fees of less than $0.01 per share.
2
Performance figures may reflect fee waivers, expense offset arrangement and/or recovery of previously waived fees. Past performance is no guarantee of future results. Total return would have been lower if the Adviser had not waived certain expenses. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.

3	Annualized.
4
As a result of an expense limitation, the ratio of expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to average net assets will not exceed 1.05%.

5	Not annualized.
@	Calculated based on the average number of shares outstanding during the period.

Third Avenue Funds
622 Third Avenue
New York, NY 10017
Phone (212) 888-5222
Toll Free (800) 443-1021
www.thirdave.com

Investment Adviser
Third Avenue Management LLC
622 Third Avenue
New York, NY 10017

FOR MORE INFORMATION

More information on the Third Avenue Funds is available free upon request, including the following:

•
Shareholder Reports — Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. The Funds’ Annual Report to Shareholders contains a discussion of the market conditions and investment strategies that significantly affected the Funds’ performances during the last fiscal year.

•
Statement of Additional Information (SAI) — The SAI provides more detailed information about the Funds, is on file with the SEC, and is incorporated by reference (is legally considered part of this Prospectus).

You can obtain the Funds’ SAI and Shareholder Reports without charge, upon request, and otherwise make inquiries to the Funds by writing or calling the Funds at 622 Third Avenue, New York, NY 10017, (800) 443-1021 or (212) 888-5222.

The Funds’ Prospectus, SAI, Shareholder Reports and other additional information are available through the Funds’ website at www.thirdave.com.

Reports and other information about the Funds may be obtained, upon payment of a duplicating fee, by electronic request at the email address publicinfo@sec.gov. Reports and other information about the Funds are also available on the SEC’s Internet Web site http://www.sec.gov.

As noted on the front cover of this Prospectus, beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank.  Instead, the reports will be made available on Third Avenue’s website (thirdave.com/fund-literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report. Please see the front cover of this Prospectus for more information.

Third Avenue Trust’s SEC file number is 811-08039.